UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-9395
                                    --------


                       Third Avenue Variable Series Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


       622 Third Avenue, 32nd Floor, New York, NY                  10017
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)


    W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017
    ------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-443-1021
                                                    ------------


Date of fiscal year end: December 31, 2003
                         -----------------


Date of reporting period: June 30, 2003
                          -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:




                                [GRAPHIC OMITTED]




                       THIRD AVENUE VARIABLE SERIES TRUST

                          THIRD AVENUE VALUE PORTFOLIO



                               SEMI-ANNUAL REPORT
                                   (Unaudited)

                                [GRAPHIC OMITTED]

                                  June 30, 2003

                                [GRAPHIC OMITTED]

                          THIRD AVENUE VALUE PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION

At June 30, 2003, the unaudited net asset value attributable to the 13,734,159 common shares outstanding of the Third Avenue Value Portfolio (the "Portfolio") was $17.01 per share. This compares with the audited net asset value of $14.99, as of December 31, 2002 and the unaudited net asset values of $13.46 as of September 30, 2002, as well as an unaudited net asset value of $16.82, as of June 30, 2002, adjusted for a subsequent distribution.

Below, the investment team outlines notable developments in the Portfolio during the six-month period ended June 30, 2003.

Q:    HOW DID THIRD AVENUE VALUE PORTFOLIO PERFORM?

A: The Portfolio returned 13.48% during the six-month period ended June 30, 2003. The Portfolio rebounded well in the Second Quarter, returning 18.62%.

Q:    WHAT MOST AFFECTED THE PORTFOLIO'S PERFORMANCE?

A: The Second Quarter benefited from increases in general market prices. We took advantage of this situation by reducing some positions where general market pricing seemed to have gotten ahead of business fundamentals, and redeploying the cash into other positions. While we continue to believe in the fundamentals of American Power Conversion Corp. (APCC), Comverse Technology (CMVT) and Legg Mason (LM), we reduced our positions in these holdings. Each of these positions benefited from the market rally during the quarter and became overweighted in the Portfolio.

Q:    WHAT WAS YOUR INVESTMENT STRATEGY DURING THE PERIOD?

A: Third Avenue Value Portfolio seeks long-term capital appreciation, by acquiring securities of well-financed companies at a substantial discount to what we believe is their true value. This strategy remains consistent, regardless of market environment.

Q:    WERE THERE ANY CHANGES IN PORTFOLIO HOLDINGS DURING THE PERIOD?

A: Over the past six months, eight new positions were added. The Portfolio eliminated seven holdings, increased its positions in 19 holdings and reduced its positions in seven holdings.

Q:    WHAT IS YOUR OUTLOOK?

A: A majority of the common stocks held in the Portfolio are issues of companies with strong balance sheets where the issue was acquired at prices that represent a substantial discount from readily ascertainable net asset values, e.g., Toyota Industries, Tejon Ranch, MBIA, Millea Holdings, Forest City Enterprises, Radian Group, and Brascan. These common stocks will have substantial appreciation potential if managements can keep growing net asset values, even if such growth comes from sources other than having operating income or cash flow, such as appreciating land values.

                                [GRAPHIC OMITTED]

PORTFOLIO ACTIVITY:

NUMBER OF SHARES                NEW POSITIONS ACQUIRED
42,500 shares                   Bel Fuse, Inc. Class A Common Stock
28,760 shares                   Brookfield Homes Corp. Common Stock
118,400 shares                  Modtech Holdings, Inc. Common Stock
129,600 shares                  Smedvig ASA-A Common Stock
84,400 shares                   The Dress Barn, Inc. Common Stock
29,500 shares                   The Keith Companies, Inc. Common Stock
32,600 shares                   Vornado Realty Trust Common Stock
82,500 shares                   Willbros Group, Inc. Common Stock

                                INCREASES IN EXISTING POSITIONS

36,200 shares                   Alamo Group, Inc. Common Stock
40,000 shares                   Applied Materials, Inc. Common Stock
100,000 shares                  AVX Corp. Common Stock
35,700 shares                   Bel Fuse, Inc. Class B Common Stock
35,000 shares                   Coherent, Inc. Common Stock
45,000 shares                   CommScope, Inc. Common Stock
169,100 shares                  Credence Systems Corp. Common Stock
30,300 shares                   Electro Scientific Industries, Inc. Common Stock
149,600 shares                  Instinet Group, Inc. Common Stock
56,500 shares                   KEMET Corp. Common Stock
76,500 shares                   Maxwell Shoe Co., Inc. Class A Common Stock
35,000 shares                   Radian Group, Inc. Common Stock
5,800 shares                    Sycamore Networks, Inc. Common Stock
20,000 shares                   The Phoenix Companies, Inc. Common Stock
142,400 shares                  Trammel Crow Co. Common Stock
25,000 shares                   Trinity Industries, Inc. Common Stock
347,900 shares                  TriQuint Semiconductor, Inc. Common Stock
85,000 shares                   Vishay Intertechnolgy, Inc. Common Stock
12,700 shares                   Westwood Holdings Group, Inc. Common Stock

                                REDUCTIONS IN EXISTING POSITIONS

178,900 shares                  American Power Conversion Corp. Common Stock
30,000 shares                   Brascan Corp. Class A Common Stock
181,849 shares                  Comverse Technology, Inc. Common Stock
50,000 shares                   Legg Mason, Inc. Common Stock

                                [GRAPHIC OMITTED]

NUMBER OF SHARES                REDUCTIONS IN EXISTING POSITIONS (CONTINUED)
14,600 shares                   SWS Group, Inc. Common Stock
15,700 shares                   Tellabs, Inc. Common Stock
121,600 shares                  Ulticom, Inc. Common Stock

                                POSITIONS ELIMINATED

50,400 shares                   Alexander & Baldwin, Inc. Common Stock
50,000 shares                   Allegheny Energy, Inc. Common Stock
150,000 shares                  Aquila, Inc. Common Stock
8,700 shares                    Brooks-PRI Automation, Inc. Common Stock
38,500 shares                   First American Corp. Common Stock
11,931 shares                   Florida East Coast Industries, Inc. Class B
                                  Common Stock
82,000 shares                   Trenwick Group Ltd. Common Stock

























THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS THE OPINIONS OF THE PORTFOLIO MANAGERS AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE PORTFOLIO MANAGERS AND MAY DIFFER FROM THOSE OF OTHER PORTFOLIO MANAGERS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE PORTFOLIO MANAGERS' VIEWS ARE AS OF JUNE 30, 2003, AND ARE SUBJECT TO CHANGE

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                AT JUNE 30, 2003
                                   (UNAUDITED)

                          PRINCIPAL                                                                        VALUE        % OF
                         AMOUNT ($)     ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 3.62%

Building Materials       2,000,000      USG Corp., 9.25%, due 9/15/01 (a)(b) *                      $  2,010,000
                         1,500,000      USG Corp., 8.50%, due 8/01/05 (a) *                            1,477,500
                                                                                                    ------------
                                                                                                       3,487,500         1.49%
                                                                                                    ------------
Consumer Products           73,000      Home Products International, Inc., 9.625%, due 05/15/08           54,933         0.03%
                                                                                                    ------------
Finance                  1,000,000      CIT Group, Inc., 5.625%, due 05/17/04                          1,033,199         0.44%
                                                                                                    ------------
Telecommunications       2,000,000      Worldcom, Inc., 8.00%, due 05/15/06 (a) *                        595,000
                         2,000,000      Worldcom, Inc., 7.75%, due 04/01/07 (a) *                        595,000
                         4,000,000      Worldcom, Inc., 7.50%, due 05/15/11 (a) *                      1,190,000
                         5,000,000      Worldcom, Inc., 8.25%, due 05/15/31 (a) *                      1,487,500
                                                                                                    ------------
                                                                                                       3,867,500         1.66%
                                                                                                    ------------
                                        TOTAL CORPORATE BONDS
                                        (Cost $5,083,239)                                              8,443,132
                                                                                                    ------------
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 6.08%

U.S. Treasury Notes     14,000,000      U.S. Treasury Note, 2.125%, due 10/31/04                      14,190,862         6.08%
                                                                                                    ------------
                                        TOTAL U.S. GOVERNMENT OBLIGATIONS
                                        (Cost $14,015,614)                                            14,190,862
                                                                                                    ------------

                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 82.15%

Business Development       337,700      Brascan Corp. Class A                                          8,293,912
& Investment Companies       7,000      Capital Southwest Corp.                                          401,870
                           640,000      Hutchison Whampoa, Ltd. (Hong Kong)                            3,898,371
                           430,000      Investor AB Class A (Sweden)                                   3,142,438
                            42,500      Leucadia National Corp.                                        1,577,600
                                                                                                    ------------
                                                                                                      17,314,191         7.41%
                                                                                                    ------------
Cable Television Equipment 220,000      CommScope, Inc. (a)                                            2,090,000         0.89%
                                                                                                    ------------
Consumer Products          276,850      Maxwell Shoe Co., Inc. Class A (a)                             3,986,640         1.71%
                                                                                                    ------------
Defense Electronics         42,500      Herley Industries, Inc. (a)                                      721,650         0.31%
                                                                                                    ------------
Depository Institutions    155,400      Brookline Bancorp, Inc.                                        2,175,600         0.93%
                                                                                                    ------------
Electronics                263,500      American Power Conversion Corp. (a)                            4,107,965
                           456,000      AVX Corp.                                                      5,011,440
                            42,500      Bel Fuse, Inc. Class A                                           871,250
                           196,600      Bel Fuse, Inc. Class B                                         4,502,140
                           352,500      KEMET Corp. (a)                                                3,560,250
                         1,175,900      TriQuint Semiconductor, Inc. (a)                               4,891,744
                           395,000      Vishay Intertechnology, Inc. (a)                               5,214,000
                                                                                                    ------------
                                                                                                      28,158,789        12.06%
                                                                                                    ------------
Energy/Services            129,600      Smedvig ASA-A (Norway)                                           824,094
                            82,500      Willbros Group, Inc. (a)                                         857,175
                                                                                                    ------------
                                                                                                       1,681,269         0.72%
                                                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2003
                                   (UNAUDITED)

                                                                                                           VALUE        % OF
                           SHARES       ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

Financial Insurance         25,300      MBIA, Inc.                                                  $  1,233,375         0.53%
                                                                                                    ------------
Industrial Equipment       213,300      Alamo Group, Inc.                                              2,606,526
                            83,000      Lindsay Manufacturing Co.                                      1,927,260
                           142,500      Trinity Industies, Inc.                                        2,637,675
                                                                                                    ------------
                                                                                                       7,171,461         3.07%
                                                                                                    ------------
Industrial - Japan         375,000      Toyota Industries Corp.                                        6,102,436         2.61%
                                                                                                    ------------
Insurance & Reinsurance    113,100      Arch Capital Group, Ltd. (a)                                   3,927,963
                            74,778      Radian Group, Inc.                                             2,740,614
                           175,000      Safety Insurance Group, Inc.                                   2,570,750
                                                                                                    ------------
                                                                                                       9,239,327         3.95%
                                                                                                    ------------
Life Insurance             198,000      The MONY Group, Inc.                                           5,336,100
                           166,500      The Phoenix Companies, Inc.                                    1,503,495
                                                                                                    ------------
                                                                                                       6,839,595         2.93%
                                                                                                    ------------
Manufactured Housing       118,400      Modtech Holdings, Inc. (a)                                     1,088,096         0.47%
                                                                                                    ------------
Medical Supplies & Services 28,300      Analogic Corp.                                                 1,379,908         0.59%
                                                                                                    ------------
Natural Resources &         28,760      Brookfield Homes Corp.                                           443,479
Real Estate                143,800      Brookfield Properties Corp.                                    3,055,750
                            50,000      Burnham Pacific Properties, Inc.                                  30,000
                           264,400      Catellus Development Corp. (a)                                 5,816,800
                            42,500      Deltic Timber Corp.                                            1,209,125
                           131,050      Forest City Enterprises, Inc. Class A                          5,432,022
                           123,800      LNR Property Corp.                                             4,630,120
                            18,000      Tejon Ranch Co. (a)                                              541,800
                            86,300      The St. Joe Co.                                                2,692,560
                            95,600      Wellsford Real Properties, Inc. (a)                            1,473,196
                                                                                                    ------------
                                                                                                      25,324,852        10.84%
                                                                                                    ------------
Non-Life Insurance - Japan 202,500      Aioi Insurance Co., Ltd.                                         492,442
                           168,100      Millea Holdings, Inc. ADR                                      6,461,764
                                                                                                    ------------
                                                                                                       6,954,206         2.98%
                                                                                                    ------------
Oil Services               120,000      Nabors Industries, Ltd. (a)                                    4,746,000         2.03%
                                                                                                    ------------
Pharmaceutical Services    218,800      PAREXEL International Corp. (a)                                3,052,260
                            30,000      Pharmaceutical Product Development, Inc. (a)                     861,900
                                                                                                    ------------
                                                                                                       3,914,160         1.68%
                                                                                                    ------------
Real Estate Investment     107,500      Koger Equity, Inc.                                             1,852,225
Trust                      109,900      Prime Group Realty Trust (a)                                     637,420
                            34,523      ProLogis Trust                                                   942,478
                            32,600      Vornado Realty Trust                                           1,421,360
                                                                                                    ------------
                                                                                                       4,853,483         2.08%
                                                                                                    ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JUNE 30, 2003
                                   (UNAUDITED)

                                                                                                           VALUE        % OF
                           SHARES       ISSUES                                                           (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

Real Estate Services        39,900      Jones Lang LaSalle, Inc. (a)                                $    630,420
                            29,500      The Keith Companies, Inc. (a)                                    294,705
                           378,100      Trammell Crow Co. (a)                                          4,011,641
                                                                                                    ------------
                                                                                                       4,936,766         2.11%
                                                                                                    ------------
Retail                      84,400      The Dress Barn, Inc. (a)                                       1,069,348         0.46%
                                                                                                    ------------
Security Brokers, Dealers  877,600      Instinet Group, Inc. (a)                                       4,089,616
& Floatation Companies     115,700      Legg Mason, Inc.                                               7,514,715
                           187,590      SWS Group, Inc.                                                3,779,939
                           103,247      Westwood Holdings Group, Inc.                                  1,963,758
                                                                                                    ------------
                                                                                                      17,348,028         7.43%
                                                                                                    ------------
Semiconductor              252,500      Applied Materials, Inc. (a)                                    4,004,650
Equipment Manufacturers     76,900      Coherent, Inc. (a)                                             1,840,217
& Related                  482,600      Credence Systems Corp. (a)                                     4,087,622
                           337,800      CyberOptics Corp. (a)                                          2,265,962
                           191,500      Electro Scientific Industries, Inc. (a)                        2,903,140
                           227,500      FSI International, Inc. (a)                                      887,250
                                                                                                    ------------
                                                                                                      15,988,841         6.84%
                                                                                                    ------------
Telecommunications         644,300      CIENA Corp. (a)                                                3,343,917
                           361,151      Comverse Technology, Inc. (a)                                  5,428,100
                           412,000      Sycamore Networks, Inc. (a)                                    1,577,960
                           593,100      Tellabs, Inc. (a)                                              3,896,667
                           349,400      Ulticom, Inc. (a)                                              3,319,300
                                                                                                    ------------
                                                                                                      17,565,944         7.52%
                                                                                                    ------------
                                        TOTAL COMMON STOCKS
                                        (Cost $187,031,052)                                          191,883,965
                                                                                                    ------------

                          PRINCIPAL
                         AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 8.16%

Repurchase Agreements   19,064,015      Bear Stearns, 1.10%, due 7/01/03 (c)                          19,064,015         8.16%
                                                                                                    ------------
                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $19,064,015)                                            19,064,015
                                                                                                    ------------
                                        TOTAL INVESTMENT PORTFOLIO - 100.01%
                                        (Cost $225,193,920)                                          233,581,974
                                                                                                    ------------
                                        LIABILITIES IN EXCESS OF
                                        OTHER ASSETS - (0.01%)                                           (14,870)
                                                                                                    ------------
                                        NET ASSETS - 100.00%
                                        (Applicable to 13,734,159
                                        shares outstanding)                                         $233,567,104
                                                                                                    ------------

Notes:
  (a) Non-income producing  securities.
  (b) Restricted/fair  valued securities.
  (c) Repurchase agreement collateralized by:
      FNMA Remic Trust, par value $9,915,000, matures 11/25/23, market value $19,535,776.
   *  Issuer in default.
 ADR: American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                AT JUNE 30, 2003
                                   (UNAUDITED)

ASSETS:
Investments at value (Notes 1 and 4)
   Unaffiliated issuers (identified cost of $225,193,920)                       $233,581,974
Receivable for securities sold                                                       391,647
Receivable for fund shares sold                                                       96,958
Dividends and interest receivable                                                    287,756
Other assets                                                                          20,500
                                                                                ------------
        Total assets                                                             234,378,835
                                                                                ------------

LIABILITIES:
Payable for securities purchased                                                     411,425
Payable for fund shares redeemed                                                      74,614
Payable to investment adviser                                                        188,598
Accounts payable and accrued expenses                                                111,144
Payable for service fees (Note 3)                                                     25,950
Commitments (Note 6)                                                                      --
                                                                                ------------
        Total liabilities                                                            811,731
                                                                                ------------
        Net assets                                                              $233,567,104
                                                                                ============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
   13,734,159 shares outstanding                                                $218,279,014
Accumulated undistributed net investment income                                      688,221
Accumulated undistributed net realized gain from investment transactions           6,211,815
Net unrealized appreciation of investments and translation
   of foreign currency denominated assets and liabilities                          8,388,054
                                                                                ------------
   Net assets applicable to capital shares outstanding                          $233,567,104
                                                                                ============
Net asset value, offering and redemption price per share                              $17.01
                                                                                      ======




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)


INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $62,119)                        $ 1,110,452
   Interest                                                                         265,185
   Other Income                                                                      11,578
                                                                                -----------
      Total Investment Income                                                     1,387,215
                                                                                -----------

EXPENSES:
   Investment advisory fees (Note 3)                                                918,283
   Service fees (Note 3)                                                            145,094
   Administration fees (Note 3)                                                      70,021
   Directors' fees and expenses                                                      32,480
   Accounting services fees                                                          30,616
   Auditing and tax consulting fees                                                  20,824
   Reports to shareholders                                                           16,067
   Custodian fees                                                                    16,040
   Transfer agent fees                                                               10,910
   Miscellaneous expenses                                                             4,994
   Legal fees                                                                         2,728
   Insurance expense                                                                    391
                                                                                -----------
      Total operating expenses                                                    1,268,448
                                                                                -----------
   Repayment of previously waived and reimbursed expenses (Note 3)                   57,961
                                                                                -----------
      Total expenses                                                              1,326,409
                                                                                -----------
      Net investment income                                                          60,806
                                                                                -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gain on investments                                               1,506,310
   Net realized loss on foreign currency transactions                                (3,746)
   Net change in unrealized appreciation on investments                          25,404,815
                                                                                -----------
   Net realized and unrealized gain on investments                               26,907,379
                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $26,968,185
                                                                                ===========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         FOR THE
                                                                                       SIX MONTHS
                                                                                          ENDED                     FOR THE
                                                                                      JUNE 30, 2003               YEAR ENDED
                                                                                       (UNAUDITED)             DECEMBER 31, 2002
                                                                                      -------------            -----------------
OPERATIONS:
   Net investment income                                                              $     60,806               $    372,450
   Net realized gain on investments                                                      1,506,310                  4,796,629
   Net realized gain (loss) on foreign currency transactions                                (3,746)                     2,990
   Net change in unrealized appreciation (depreciation) on investments                  25,404,815                (29,238,298)
                                                                                      ------------               ------------
   Net increase (decrease) in net assets resulting from operations                      26,968,185                (24,066,229)
                                                                                      ------------               ------------
DISTRIBUTIONS:
   Dividends to shareholders from net investment income                                         --                   (381,625)
   Distributions to shareholders from net realized gains on investments                         --                 (3,323,830)
                                                                                      ------------               ------------
                                                                                                --                 (3,705,455)
                                                                                      ------------               ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                         23,935,116                 79,646,568
   Net asset value of shares issued in reinvestment of
      dividends and distributions                                                               --                  3,705,455
   Cost of shares redeemed                                                              (9,650,872)               (25,703,527)
                                                                                      ------------               ------------
   Net increase in net assets resulting from capital
      share transactions                                                                14,284,244                 57,648,496
                                                                                      ------------               ------------
   Net increase in net assets                                                           41,252,429                 29,876,812
   Net assets at beginning of period                                                   192,314,675                162,437,863
                                                                                      ------------               ------------
   Net assets at end of period (including undistributed net investment
      income of $688,221 and $627,415, respectively)                                  $233,567,104               $192,314,675
                                                                                      ============               ============




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                           FOR THE
                                                      SIX MONTHS ENDED                     YEARS ENDED DECEMBER 31,
                                                        JUNE 30, 2003           -----------------------------------------------
                                                         (UNAUDITED)             2002          2001          2000        1999*
                                                      ----------------          ------        ------        ------      ------
Net Asset Value, Beginning of Period                        $14.99              $17.13        $15.21        $10.84      $10.00
                                                            ------              ------        ------        ------      ------
Income (loss) from Investment Operations:
  Net investment income                                         --                0.02          0.04          0.04        0.03
  Net gain (loss) on securities (both realized
    and unrealized)                                           2.02               (1.86)         2.04          4.35        0.81
                                                            ------              ------        ------        ------      ------
  Total from Investment Operations                            2.02               (1.84)         2.08          4.39        0.84
                                                            ------              ------        ------        ------      ------
Less Distributions:
  Dividends from net investment income                          --               (0.03)        (0.02)        (0.02)         --
  Distributions from realized gains                             --               (0.27)        (0.14)           --          --
                                                            ------              ------        ------        ------      ------
  Total Distributions                                           --               (0.30)        (0.16)        (0.02)         --
                                                            ------              ------        ------        ------      ------
Net Asset Value, End of Period                              $17.01              $14.99        $17.13        $15.21      $10.84
                                                            ======              ======        ======        ======      ======
Total Return                                                 13.48%(1)          (10.72)%       13.68%        40.52%       8.40%(1)
Ratios/Supplemental Data:
Net Assets, End of period (in thousands)                  $233,567            $192,315      $162,438       $31,971      $4,367
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement/repayment                    1.24%(2)            1.25%         1.27%         2.52%      34.43%(2)
    After expense reimbursement/repayment                     1.30%(2)            1.30%         1.30%         1.30%       1.30%(2)
  Ratio of Net Income (Loss) to Average Net Assets
    Before expense reimbursement/repayment                    0.12%(2)            0.25%         0.81%        (0.39%)    (30.14%)(2)
    After expense reimbursement/repayment                     0.06%(2)            0.20%         0.77%         0.83%       2.99%(2)
  Portfolio Turnover Rate                                        9%(1)              22%           21%           18%          0%(1)

(1) Not Annualized
(2) Annualized
 *  The Fund commenced investment operations September 21, 1999.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one investment series, Third Avenue Value Portfolio (the "Portfolio"). The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the Adviser believes is their true value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2003, the Trust was offered by five insurance companies and accordingly, a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principals generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held by the Portfolio on that day, based on the value determined on that day.

The Portfolio may invest up to 15% of it's total assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Board of Trustees, although actual evaluations may be made by personnel acting under procedures established by the Board of Trustees. At June 30, 2003, such securities had a total fair value of $2,010,000 or 0.86% of net assets of the Portfolio. Among the factors considered by the Board of Trustees in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Portfolio's cost at the date of purchase, a percentage of the Portfolio's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

           o INVESTMENTS: At the prevailing rates of exchange on the valuation date.

           o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) or foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

LOANS OF PORTFOLIO SECURITIES:

The Portfolio loaned securities during the period to certain brokers, with the Portfolio's custodian acting as lending agent. Upon such loans, the Portfolio received collateral, which is maintained by the custodian and earns income in the form of negotiated lenders fees, which is included in interest income in the Statement of Operations. On a daily basis, it is the Portfolio's policy to monitor the market value of securities loaned and maintain collateral against the securities loaned in an amount not less than the value of the securities loaned. The Portfolio may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities.

During the six months ended June 30, 2003, the Portfolio had securities lending income included in other income totaling $3,713.

There were no securities out on loan at June 30, 2003.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases investments, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required. The cost basis of investments for Federal income tax purposes is substantially the same as the cost reflected on the Statement of Assets and Liabilities.

EXPENSE ALLOCATION:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with the Funds in Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio's net assets relative to the total net assets of Third Avenue Trust, unless otherwise specified.

TRUSTEES FEES:

The Trust does not pay any fees to its officers for their services as such, but does pay Trustees who are not affiliated with the Investment Adviser a fee of $1,500 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays non-interested Trustees an annual stipend of $2,000 in January of each year for the previous year's service. The Trustees on the Audit Committee will each receive $200 for each bi-annual meeting.

2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The cost of purchases, and proceeds from sales and conversions of investments, excluding short-term investments, for the six months ended June 30, 2003 were as follows:

                       PURCHASES                     SALES
                       ---------                     -----
                      $18,665,973                 $19,247,404

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with Third Avenue Management LLC (the "Adviser") for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio, payable each month.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average daily net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. The Adviser recovered $57,961 for the six months ended June 30, 2003.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a sub-administration agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays PFPC Inc. an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,000.

The Adviser has entered into shareholder servicing agreements with certain service agents for which the service agents receive a fee based on the average daily net assets invested into the Trust by the agent's customers in an omnibus account. The Trust remits to the Adviser the portion of these fees that represent various Administrative services rendered by the service agents to such customers which the Trust would otherwise be obligated to provide at its own expense.

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

David M. Barse, the President and a Trustee of the Portfolio, is the Chief Executive Officer of M.J. Whitman LLC, a registered broker-dealer. For the six months ended June 30, 2003, the Portfolio incurred brokerage commissions, paid to related parties as follows:

                                M.J. WHITMAN LLC
                                ----------------
                                    $107,117

5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value. Transactions in capital stock were as follows:

                                                          FOR THE                  FOR THE
                                                     SIX MONTHS ENDED            YEAR ENDED
                                                       JUNE 30, 2003          DECEMBER 31, 2002
                                                     ----------------         -----------------
Increase in Portfolio shares:
Shares outstanding at beginning of period                12,830,179               9,483,321
Shares sold                                               1,555,074               4,727,670
Shares reinvested from dividends
  and distributions                                              --                 249,022
Shares redeemed                                            (651,094)             (1,629,834)
                                                         ----------              ----------
Net increase in Portfolio shares                            903,980               3,346,858
                                                         ----------              ----------
Shares outstanding at end of period                      13,734,159              12,830,179
                                                         ==========              ==========

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  JUNE 30, 2003
                                   (UNAUDITED)

6. COMMITMENTS AND CONTINGENCIES

As indicated in Note 3, the Adviser has waived or reimbursed certain expenses of the Portfolio since its inception. To the extent that such waived or reimbursed fees and expenses can be repaid to the Adviser within a three year period without exceeding the expense cap in a given year, such amounts will be repaid. The total amount of waivers and reimbursements since the Portfolio's inception through June 30, 2003 which are subject to repayment is $141,530.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Portfolio currently invests in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

                                [GRAPHIC OMITTED]

                        THIRD AVENUE FUNDS PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                             William E. Chapman, II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                        Chairman, Chief Executive Officer
                                 David M. Barse
                       President, Chief Operating Officer
                                Michael T. Carney
                       Chief Financial Officer, Treasurer
                                  W. James Hall
                           General Counsel, Secretary

                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                               New York, NY 10036

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                               Princeton, NJ 08540


                               [GRAPHIC OMITTED]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com

ITEM 2.  CODE OF ETHICS.

 Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.


ITEM 6.  [RESERVED.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable.


ITEM 8.  [RESERVED.]


ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics - Not applicable for semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust
             ----------------------------------

By: /s/ David M. Barse
    -------------------------------
Name:   David M. Barse
Title:  Principal Executive Officer
Date:   August 25, 2003


           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David M. Barse
    -------------------------------
Name:   David M. Barse
Title:  Principal Executive Officer
Date:   August 25, 2003

By: /s/ Michael T. Carney
    -------------------------------
Name:   Michael T. Carney
Title:  Chief Financial Officer
Date:   August 25, 2003

                                                                  EXHIBIT (a)(2)



         CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT

I, David M. Barse, certify that:

1. I have reviewed this report on Form N-CSR of Third Avenue Variable Series Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

 (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 25, 2003

                                          /s/ David M. Barse
                                          ---------------------------
                                          David M. Barse
                                          Principal Executive Officer

                                                                  EXHIBIT (a)(2)



         CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT

I, Michael T. Carney, certify that:

1. I have reviewed this report on Form N-CSR of Third Avenue Variable Series Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

 (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 25, 2003

                                          /s/ Michael T. Carney
                                          -------------------------
                                          Michael T. Carney
                                          Chief Financial Officer

                                                                     EXHIBIT (b)



         CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Third Avenue Variable Series Trust (the "Company"), hereby certifies, to the best of his knowledge, that the Company's Report on Form N-CSR for the period ended June 30, 2003 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Dated: August 25, 2003

/s/ David M. Barse
---------------------------
Name:  David M. Barse
Title: Principal  Executive Officer

         CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Third Avenue Variable Series Trust (the "Company"), hereby certifies, to the best of his knowledge, that the Company's Report on Form N-CSR for the period ended June 30, 2003 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Dated: August 25, 2003

/s/ Michael T. Carney
---------------------------
Name:  Michael T. Carney
Title: Chief Financial Officer